Label	Element	Value
Global Atlantic Balanced Managed Risk Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic Balanced Managed Risk Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2019, the Portfolio's portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Financial Management, Inc. ("BFM" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). BFM manages the Capital Appreciation and Income Component pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds ("ETFs") that are affiliated with BFM and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Although BFM selects the investments, the Adviser is responsible for all trading and investment execution activities with respect to the Capital Appreciation and Income Component. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. BFM expects to further allocate approximately 50% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 50% to fixed income-based ETFs, although BFM may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BFM deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BFM's assessment of the ETFs' relative attractiveness as investment opportunities.

Certain ETFs' investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, including, small-, mid- and large-cap issuers, and on investments in domestic and foreign fixed income instruments including U.S. treasuries, mortgage-backed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to certain ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs' adviser or unrated but determined to be of equivalent quality by the ETFs' adviser). Such securities are sometimes referred to as "junk bonds."

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when BFM rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio. For purposes of this section, "Underlying Funds" refers to Underlying Funds and ETFs, as applicable.

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may reduce a contract holder's ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other equity funds that use different investing styles.

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

Tactical Asset Allocation Risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio's asset allocation. The Portfolio's tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles. The Sub-Adviser's evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Value Stock Risk: Value stocks involve the risk that they may never reach what the ETF manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class II Annual Total Return by Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	1st Quarter 2019	6.04%
Lowest Quarter	4th Quarter 2018	(7.20)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.20%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2019, the Portfolio's benchmark changed to the S&P Global Managed Risk LargeMidCap Index – Conservative because the Adviser believes that this benchmark better reflects to Portfolio's investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Global Atlantic Balanced Managed Risk Portfolio | S&P Global Managed Risk LargeMidCap Index – Conservative (Total Return) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.55%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
Global Atlantic Balanced Managed Risk Portfolio | S&P Target Risk® Conservative Index (Total Return) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
Annual Return 2014	rr_AnnualReturn2014	6.20%
Annual Return 2015	rr_AnnualReturn2015	(1.10%)
Annual Return 2016	rr_AnnualReturn2016	3.55%
Annual Return 2017	rr_AnnualReturn2017	11.80%
Annual Return 2018	rr_AnnualReturn2018	(5.66%)
Annual Return 2019	rr_AnnualReturn2019	14.34%
Label	rr_AverageAnnualReturnLabel	Class II shares return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013

[1]	Effective July 1, 2019, the Portfolio's benchmark changed to the S&P Global Managed Risk LargeMidCap Index - Conservative because the Adviser believes that this benchmark better reflects to Portfolio's investment strategy.
[2]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.